HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

COMMON STOCKS - 106.5%	Shares	Value
Communications - 6.5%
Advertising & Marketing - 0.2%
Omnicom Group, Inc. (a)	9,000	$849,060

Cable & Satellite - 0.9%
Comcast Corporation - Class A (a)	60,000	2,274,600
Sirius XM Holdings, Inc. (a)	600,000	2,382,000
		4,656,600
Entertainment Content - 1.2%
AMC Networks, Inc. - Class A (a) (b)	80,000	1,406,400
Electronic Arts, Inc. (a)	6,000	722,700
Paramount Global - Class B (a)	120,000	2,677,200
Warner Bros. Discovery, Inc. (a) (b)	90,000	1,359,000
		6,165,300
Internet Media & Services - 2.1%
Alphabet, Inc. - Class C (a) (b)	30,000	3,120,000
CarGurus, Inc. (a) (b)	36,000	672,480
Meta Platforms, Inc. - Class A (a) (b)	15,000	3,179,100
Netflix, Inc. (a) (b)	6,000	2,072,880
Shutterstock, Inc. (a)	30,000	2,178,000
		11,222,460
Publishing & Broadcasting - 0.9%
Entravision Communications Corporation - Class A (a)	25,000	151,250
Gray Television, Inc. (a)	180,000	1,569,600
Nexstar Media Group, Inc. (a)	15,000	2,589,900
TEGNA, Inc. (a)	30,000	507,300
		4,818,050
Telecommunications - 1.2%
AT&T, Inc. (a)	30,000	577,500
Lumen Technologies, Inc.	60,000	159,000
Verizon Communications, Inc. (a)	150,000	5,833,500
		6,570,000
Consumer Discretionary - 15.9%
Apparel & Textile Products - 0.5%
Carter's, Inc. (a)	30,000	2,157,600
Crocs, Inc. (a) (b)	3,000	379,320
Fossil Group, Inc. (a) (b)	28,000	89,600
		2,626,520
Automotive - 0.6%
BorgWarner, Inc. (a)	15,000	736,650

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 106.5% (continued)	Shares	Value
Consumer Discretionary - 15.9% (continued)
Automotive - 0.6% (continued)
Ford Motor Company (a)	50,000	$630,000
Harley-Davidson, Inc. (a)	45,000	1,708,650
		3,075,300
Consumer Services - 0.7%
Franchise Group, Inc. (a)	15,000	408,750
Graham Holdings Company - Class B (a)	2,500	1,489,600
Perdoceo Education Corporation (a) (b)	90,000	1,208,700
Stride, Inc. (a) (b)	12,000	471,000
		3,578,050
E-Commerce Discretionary - 1.1%
1-800-FLOWERS.COM, Inc. - Class A (a) (b)	75,000	862,500
Amazon.com, Inc. (a) (b)	18,000	1,859,220
Etsy, Inc. (a) (b)	30,000	3,339,900
		6,061,620
Home & Office Products - 0.5%
Hamilton Beach Brands Holding Company - Class A (a)	50,000	512,000
Tempur Sealy International, Inc. (a)	60,000	2,369,400
		2,881,400
Home Construction - 1.1%
Century Communities, Inc. (a)	30,000	1,917,600
Forestar Group, Inc. (a) (b)	35,000	544,600
Lennar Corporation - Class A (a)	6,000	630,660
M/I Homes, Inc. (a) (b)	9,000	567,810
Taylor Morrison Home Corporation (a) (b)	45,000	1,721,700
TRI Pointe Homes, Inc. (a) (b)	30,000	759,600
		6,141,970
Leisure Facilities & Services - 1.3%
Brinker International, Inc. (a) (b)	60,000	2,280,000
Dutch Brothers, Inc. (a) (b)	30,000	948,900
Starbucks Corporation (a)	18,000	1,874,340
Sweetgreen, Inc. - Class A (a) (b)	210,000	1,646,400
		6,749,640
Leisure Products - 1.7%
Brunswick Corporation (a)	15,000	1,230,000

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 106.5% (continued)	Shares	Value
Consumer Discretionary - 15.9% (continued)
Leisure Products - 1.7% (continued)
LCI Industries (a)	12,000	$1,318,440
Mattel, Inc. (a) (b)	90,000	1,656,900
Thor Industries, Inc. (a)	21,000	1,672,440
Winnebago Industries, Inc. (a)	30,000	1,731,000
YETI Holdings, Inc. (a) (b)	30,000	1,200,000
		8,808,780
Retail - Discretionary - 7.9%
AutoNation, Inc. (a) (b)	10,000	1,343,600
Best Buy Company, Inc. (a)	30,000	2,348,100
Big 5 Sporting Goods Corporation (a)	125,000	961,250
Buckle, Inc. (The) (a)	75,000	2,676,750
Chico's FAS, Inc. (a) (b)	120,000	660,000
Designer Brands, Inc. - Class A (a)	30,000	262,200
Dick's Sporting Goods, Inc. (a)	25,000	3,547,250
Duluth Holdings, Inc. - Class B (a) (b)	150,000	957,000
Express, Inc. (b)	250,000	197,075
Gap, Inc. (The) (a)	15,000	150,600
Genesco, Inc. (a) (b)	25,000	922,000
Hibbett, Inc. (a)	60,000	3,538,800
Home Depot, Inc. (The) (a)	3,000	885,360
Kohl's Corporation (a)	75,000	1,765,500
Lowe's Companies, Inc. (a)	3,000	599,910
lululemon athletica, inc. (a) (b)	9,000	3,277,710
Macy's, Inc. (a)	180,000	3,148,200
MarineMax, Inc. (a) (b)	50,000	1,437,500
Nordstrom, Inc. (a)	120,000	1,952,400
Sally Beauty Holdings, Inc. (a) (b)	150,000	2,337,000
Ulta Beauty, Inc. (a) (b)	6,000	3,274,020
Urban Outfitters, Inc. (a) (b)	60,000	1,663,200
Williams-Sonoma, Inc. (a)	24,000	2,919,840
Zumiez, Inc. (a) (b)	50,000	922,000
		41,747,265
Wholesale - Discretionary - 0.5%
Educational Development Corporation (b)	49,300	144,942
LKQ Corporation (a)	30,000	1,702,800
ScanSource, Inc. (a) (b)	30,000	913,200
		2,760,942

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 106.5% (continued)	Shares	Value
Consumer Staples - 10.3%
Beverages - 0.3%
National Beverage Corporation (a) (b)	15,000	$790,800
PepsiCo, Inc. (a)	3,000	546,900
		1,337,700
Food - 2.6%
B&G Foods, Inc. (a)	120,000	1,863,600
Campbell Soup Company (a)	45,000	2,474,100
General Mills, Inc. (a)	24,000	2,051,040
Kellogg Company (a)	75,000	5,022,000
Kraft Heinz Company (The) (a)	45,000	1,740,150
Phibro Animal Health Corporation - Class A (a)	25,000	383,000
		13,533,890
Household Products - 0.9%
Colgate-Palmolive Company (a)	36,000	2,705,400
Energizer Holdings, Inc. (a)	30,000	1,041,000
Kimberly-Clark Corporation (a)	9,000	1,207,980
		4,954,380
Retail - Consumer Staples - 4.5%
Albertsons Companies, Inc. - Class A (a)	120,000	2,493,600
Big Lots, Inc. (a)	45,000	493,200
BJ's Wholesale Club Holdings, Inc. (a) (b)	10,000	760,700
Ingles Markets, Inc. - Class A (a)	36,000	3,193,200
Kroger Company (The) (a)	75,000	3,702,750
Natural Grocers by Vitamin Cottage, Inc. (a)	90,000	1,057,500
Sprouts Farmers Market, Inc. (a) (b)	180,000	6,305,400
Target Corporation (a)	15,000	2,484,450
Walgreens Boots Alliance, Inc. (a)	90,000	3,112,200
		23,603,000
Wholesale - Consumer Staples - 2.0%
Andersons, Inc. (The) (a)	90,000	3,718,800
Archer-Daniels-Midland Company (a)	30,000	2,389,800
United Natural Foods, Inc. (a) (b)	180,000	4,743,000
		10,851,600

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 106.5% (continued)	Shares	Value
Energy - 6.0%
Oil & Gas Producers - 3.4%
APA Corporation (a)	90,000	$3,245,400
California Resources Corporation (a)	75,000	2,887,500
Callon Petroleum Company (a) (b)	30,000	1,003,200
Cheniere Energy Partners, L.P. (a)	18,000	851,760
Civitas Resources, Inc. (a)	24,000	1,640,160
Coterra Energy, Inc. (a)	75,000	1,840,500
Exxon Mobil Corporation (a)	15,000	1,644,900
Matador Resources Company	1,000	47,650
Ovintiv, Inc. (a)	24,000	865,920
Range Resources Corporation (a)	24,000	635,280
SM Energy Company (a)	48,000	1,351,680
Vital Energy, Inc. (a) (b)	45,000	2,049,300
		18,063,250
Oil & Gas Services & Equipment - 0.3%
Nabors Industries Ltd. (a) (b)	15,000	1,828,650

Renewable Energy - 2.3%
Array Technologies, Inc. (a) (b)	150,000	3,282,000
Canadian Solar, Inc. (a) (b)	150,000	5,971,500
First Solar, Inc. (a) (b)	1,500	326,250
JinkoSolar Holding Company Ltd. - ADR (a) (b)	9,000	459,180
Shoals Technologies Group, Inc. - Class A (a) (b)	90,000	2,051,100
		12,090,030
Financials - 5.5%
Asset Management - 0.7%
Federated Hermes, Inc. (a)	35,000	1,404,900
Invesco Ltd. (a)	150,000	2,460,000
		3,864,900
Banking - 1.1%
Associated Banc-Corp (a)	30,000	539,400
Citizens Financial Group, Inc. (a)	39,850	1,210,245
Customers Bancorp, Inc. (a) (b)	75,000	1,389,000
Hope Bancorp, Inc. (a)	50,000	491,000
Kearny Financial Corporation (a)	75,000	609,000

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 106.5% (continued)	Shares	Value
Financials - 5.5% (continued)
Banking - 1.1% (continued)
New York Community Bancorp, Inc. (a)	100,000	$904,000
Wells Fargo & Company (a)	15,000	560,700
		5,703,345
Institutional Financial Services - 1.1%
Cboe Global Markets, Inc. (a)	15,000	2,013,600
Evercore, Inc. - Class A (a)	25,000	2,884,500
StoneX Group, Inc. (a) (b)	10,000	1,035,300
		5,933,400
Insurance - 2.2%
Aflac, Inc. (a)	25,000	1,613,000
Allstate Corporation (The) (a)	30,000	3,324,300
Lincoln National Corporation (a)	30,000	674,100
Old Republic International Corporation (a)	75,000	1,872,750
Prudential Financial, Inc. (a)	5,000	413,700
Unum Group (a)	90,000	3,560,400
		11,458,250
Specialty Finance - 0.4%
American Express Company (a)	12,000	1,979,400

Health Care - 17.5%
Biotech & Pharma - 12.6%
AbbVie, Inc. (a)	18,000	2,868,660
ACADIA Pharmaceuticals, Inc. (a) (b)	90,000	1,693,800
Alkermes plc (a) (b)	15,000	422,850
Amgen, Inc. (a)	15,000	3,626,250
Amneal Pharmaceuticals, Inc. (b)	175,000	243,250
Catalyst Pharmaceuticals, Inc. (a) (b)	90,000	1,492,200
Corcept Therapeutics, Inc. (a) (b)	108,000	2,339,280
CRISPR Therapeutics AG (a) (b)	16,000	723,680
Dynavax Technologies Corporation (a) (b)	120,000	1,177,200
Editas Medicine, Inc. (a) (b)	30,000	217,500
Eli Lilly & Company (a)	5,000	1,717,100
Exelixis, Inc. (a) (b)	150,000	2,911,500
Gilead Sciences, Inc. (a)	24,000	1,991,280
Halozyme Therapeutics, Inc. (a) (b)	45,000	1,718,550

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 106.5% (continued)	Shares	Value
Health Care - 17.5% (continued)
Biotech & Pharma - 12.6% (continued)
Harmony Biosciences Holdings, Inc. (a) (b)	30,000	$979,500
Incyte Corporation (a) (b)	45,000	3,252,150
Innoviva, Inc. (a) (b)	275,000	3,093,750
Intra-Cellular Therapies, Inc. (a) (b)	15,000	812,250
Ironwood Pharmaceuticals, Inc. (a) (b)	150,000	1,578,000
Jazz Pharmaceuticals plc (a) (b)	12,000	1,755,960
Johnson & Johnson (a)	18,000	2,790,000
Merck & Company, Inc. (a)	20,000	2,127,800
Neurocrine Biosciences, Inc. (a) (b)	45,000	4,554,900
Pacira BioSciences, Inc. (a) (b)	45,000	1,836,450
Pfizer, Inc. (a)	120,000	4,896,000
Regeneron Pharmaceuticals, Inc. (a) (b)	7,500	6,162,525
Rigel Pharmaceuticals, Inc. (b)	150,000	198,000
Sage Therapeutics, Inc. (a) (b)	25,000	1,049,000
SIGA Technologies, Inc. (a)	30,000	172,500
Supernus Pharmaceuticals, Inc. (a) (b)	90,000	3,260,700
Vanda Pharmaceuticals, Inc. (a) (b)	150,000	1,018,500
Vertex Pharmaceuticals, Inc. (a) (b)	12,000	3,780,840
Viatris, Inc. (a)	50,000	481,000
		66,942,925
Health Care Facilities & Services - 3.7%
Cigna Group (The) (a)	15,000	3,832,950
CVS Health Corporation (a)	35,000	2,600,850
Fulgent Genetics, Inc. (a) (b)	15,000	468,300
HCA Healthcare, Inc. (a)	6,000	1,582,080
Laboratory Corporation of America Holdings (a)	9,000	2,064,780
Neuronetics, Inc. (b)	300,000	873,000
Patterson Companies, Inc. (a)	75,000	2,007,750
Quest Diagnostics, Inc. (a)	20,000	2,829,600
Universal Health Services, Inc. - Class B (a)	24,000	3,050,400
		19,309,710

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 106.5% (continued)	Shares	Value
Health Care - 17.5% (continued)
Medical Equipment & Devices - 1.2%
Co-Diagnostics, Inc. (b)	35,000	$51,800
Hologic, Inc. (a) (b)	12,000	968,400
Illumina, Inc. (a) (b)	6,000	1,395,300
Inogen, Inc. (a) (b)	45,000	561,600
QuidelOrtho Corporation (a) (b)	6,000	534,540
Shockwave Medical, Inc. (a) (b)	6,000	1,300,980
Waters Corporation (a) (b)	5,000	1,548,150
		6,360,770
Industrials - 10.6%
Commercial Support Services - 1.0%
AMN Healthcare Services, Inc. (a) (b)	6,000	497,760
ASGN, Inc. (a) (b)	15,000	1,240,050
H&R Block, Inc. (a)	75,000	2,643,750
Robert Half International, Inc. (a)	15,000	1,208,550
		5,590,110
Diversified Industrials - 0.8%
3M Company (a)	39,000	4,099,290

Electrical Equipment - 2.5%
Advanced Energy Industries, Inc. (a)	36,000	3,528,000
Alarm.com Holdings, Inc. (a) (b)	15,000	754,200
Atkore, Inc. (a) (b)	21,000	2,950,080
BWX Technologies, Inc. (a)	24,000	1,512,960
Carrier Global Corporation (a)	15,000	686,250
Keysight Technologies, Inc. (a) (b)	15,000	2,422,200
OSI Systems, Inc. (a) (b)	12,000	1,228,320
WidePoint Corporation (b)	109,000	197,290
		13,279,300
Industrial Intermediate Products - 0.2%
Proto Labs, Inc. (a) (b)	25,000	828,750

Industrial Support Services - 0.5%
MSC Industrial Direct Company, Inc. - Class A (a)	15,000	1,260,000
WESCO International, Inc. (a)	9,000	1,390,860
		2,650,860

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 106.5% (continued)	Shares	Value
Industrials - 10.6% (continued)
Machinery - 0.3%
Evoqua Water Technologies Corporation (a) (b)	3,000	$149,160
Stanley Black & Decker, Inc. (a)	15,000	1,208,700
		1,357,860
Transportation & Logistics - 4.8%
C.H. Robinson Worldwide, Inc. (a)	54,000	5,365,980
Expeditors International of Washington, Inc. (a)	30,000	3,303,600
FedEx Corporation (a)	24,000	5,483,760
Heartland Express, Inc. (a)	30,000	477,600
Knight-Swift Transportation Holdings, Inc. (a)	75,000	4,243,500
Landstar System, Inc. (a)	9,000	1,613,340
Matson, Inc. (a)	25,000	1,491,750
United Parcel Service, Inc. - Class B (a)	18,000	3,491,820
		25,471,350
Transportation Equipment - 0.5%
Allison Transmission Holdings, Inc.(a)	60,000	2,714,400

Materials - 11.1%
Chemicals - 4.5%
AdvanSix, Inc. (a)	75,000	2,870,250
CF Industries Holdings, Inc. (a)	45,000	3,262,050
Chemours Company (The) (a)	90,000	2,694,600
Ingevity Corporation (a) (b)	30,000	2,145,600
Intrepid Potash, Inc. (a) (b)	24,000	662,400
Kronos Worldwide, Inc. (a)	60,000	552,600
LyondellBasell Industries N.V. - Class A (a)	45,000	4,225,050
Mosaic Company (The) (a)	90,000	4,129,200
Westlake Corporation (a)	30,000	3,479,400
		24,021,150
Containers & Packaging - 1.4%
Berry Global Group, Inc. (a)	60,000	3,534,000

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 106.5% (continued)	Shares	Value
Materials - 11.1% (continued)
Containers & Packaging - 1.4% (continued)
Greif, Inc. - Class A (a)	45,000	$2,851,650
International Paper Company (a)	30,000	1,081,800
		7,467,450
Forestry, Paper & Wood Products - 0.5%
Boise Cascade Company (a)	45,000	2,846,250

Metals & Mining - 3.8%
Agnico Eagle Mines Ltd. (a)	60,000	3,058,200
AngloGold Ashanti Ltd. - ADR (a)	75,000	1,814,250
Barrick Gold Corporation (a)	240,000	4,456,800
Encore Wire Corporation (a)	9,000	1,667,970
Freeport-McMoRan, Inc. (a)	24,000	981,840
Kinross Gold Corporation (a)	120,000	565,200
Newmont Corporation (a)	90,000	4,411,800
Royal Gold, Inc. (a)	12,000	1,556,520
Wheaton Precious Metals Corporation (a)	30,000	1,444,800
		19,957,380
Steel - 0.9%
Nucor Corporation (a)	18,000	2,780,460
Worthington Industries, Inc. (a)	30,000	1,939,500
		4,719,960
Real Estate - 0.1%
Real Estate Services - 0.1%
Jones Lang LaSalle, Inc. (a) (b)	2,500	363,725

Technology - 22.2%
Semiconductors - 6.8%
Alpha & Omega Semiconductor Ltd. (a) (b)	75,000	2,021,250
Amkor Technology, Inc. (a)	90,000	2,341,800
Applied Materials, Inc. (a)	6,000	736,980
Axcelis Technologies, Inc. (a) (b)	18,000	2,398,500
Broadcom, Inc. (a)	3,000	1,924,620
Cirrus Logic, Inc. (a) (b)	15,000	1,640,700
Intel Corporation (a)	180,000	5,880,600

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 106.5% (continued)	Shares	Value
Technology - 22.2% (continued)
Semiconductors - 6.8% (continued)
IPG Photonics Corporation (a) (b)	10,000	$1,233,100
KLA Corporation (a)	6,000	2,395,020
Kulicke & Soffa Industries, Inc. (a)	36,000	1,896,840
NXP Semiconductors N.V. (a)	6,000	1,118,850
Photronics, Inc. (a) (b)	240,000	3,979,200
QUALCOMM, Inc. (a)	36,000	4,592,880
Semtech Corporation (b)	60,000	1,448,400
Skyworks Solutions, Inc. (a)	6,000	707,880
Vishay Intertechnology, Inc. (a)	75,000	1,696,500
		36,013,120
Software - 3.7%
Akamai Technologies, Inc. (a) (b)	39,000	3,053,700
Calix, Inc. (a) (b)	18,000	964,620
Ebix, Inc. (a)	85,000	1,121,150
Microsoft Corporation (a)	1,500	432,450
Qualys, Inc. (a) (b)	25,000	3,250,500
SS&C Technologies Holdings, Inc. (a)	15,000	847,050
Tenable Holdings, Inc. (a) (b)	15,000	712,650
VMware, Inc. - Class A (a) (b)	42,000	5,243,700
YEXT, Inc. (b)	60,000	576,600
Ziff Davis, Inc. (a) (b)	30,000	2,341,500
Zoom Video Communications, Inc. - Class A (a) (b)	15,000	1,107,600
		19,651,520
Technology Hardware - 8.1%
Apple, Inc. (a)	1,500	247,350
Arista Networks, Inc. (a) (b)	9,000	1,510,740
Arrow Electronics, Inc. (a) (b)	9,000	1,123,830
Avnet, Inc. (a)	90,000	4,068,000
Cambium Networks Corporation (a) (b)	16,000	283,520
Ciena Corporation (a) (b)	60,000	3,151,200
Cisco Systems, Inc. (a)	30,000	1,568,250
Clearfield, Inc. (a) (b)	75,000	3,493,500
CommScope Holding Company, Inc. (a) (b)	120,000	764,400
Corning, Inc. (a)	45,000	1,587,600
F5, Inc. (a) (b)	20,000	2,913,800
HP, Inc. (a)	150,000	4,402,500

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 106.5% (continued)	Shares	Value
Technology - 22.2% (continued)
Technology Hardware - 8.1% (continued)
Jabil, Inc. (a)	12,000	$1,057,920
Juniper Networks, Inc. (a)	150,000	5,163,000
Lumentum Holdings, Inc. (a) (b)	9,000	486,090
NetApp, Inc. (a)	60,000	3,831,000
Super Micro Computer, Inc. (a) (b)	24,000	2,557,200
Turtle Beach Corporation (a) (b)	125,000	1,252,500
Ubiquiti, Inc. (a)	12,000	3,260,280
		42,722,680
Technology Services - 3.6%
Block, Inc. - Class A (a) (b)	12,000	823,800
Cognizant Technology Solutions Corporation - Class A (a)	90,000	5,483,700
EPAM Systems, Inc. (a) (b)	18,000	5,382,000
FactSet Research Systems, Inc. (a)	1,500	622,635
FleetCor Technologies, Inc. (a) (b)	3,000	632,550
Infosys Ltd. - ADR (a)	180,000	3,139,200
Maximus, Inc. (a)	12,000	944,400
PayPal Holdings, Inc. (a) (b)	30,000	2,278,200
		19,306,485
Utilities - 0.8%
Electric Utilities - 0.8%
NRG Energy, Inc. (a)	90,000	3,086,100
Vistra Energy Corporation (a)	50,000	1,200,000
		4,286,100

Total Common Stocks (Cost $589,740,764)		$563,875,897

WARRANTS - 0.0%(c)	Shares	Value
Energy - 0.0% (c)
Oil & Gas Services & Equipment - 0.0% (c)
Nabors Industries Ltd., expires 06/11/2026 (Cost $0)	8,000	$150,000

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

EXCHANGE-TRADED PUT OPTION CONTRACTS - 2.6%		Notional Amount	Value
Russell 2000 Index Option, 05/19/2023 at $1,800	1,150	$207,285,660	$6,114,550
S&P 500 Index Option, 05/19/2023 at $4,100	850	349,291,350	7,808,100
Total Put Option Contracts (Cost $14,154,504)		$556,577,010	$13,922,650

Total Investments at Value - 109.1%
(Cost $603,895,268)			$577,948,547

MONEY MARKET FUNDS - 31.4%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 4.71% (d) (Cost $166,083,695)	166,083,695	$166,083,695

Total Investments and Money Market Funds at Value - 140.5% (Cost $769,978,963)		$744,032,242

Written Call Option Contracts - (40.8%)		(216,187,650)

Other Assets in Excess of Liabilities - 0.3%		1,692,422

Net Assets - 100.0%		$529,537,014

ADR  - American Depositary Receipt.

(a)	All or portion of the security is used as collateral to cover written call options. The total value of the securities held as collateral as of March 31, 2023 was $559,738,890.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of March 31, 2023.

The average monthly notional value of exchange-traded call option contracts and exchange-traded put option contracts during the nine months ended March 31, 2023 was $132,167,944 and $533,972,828, respectively. As of March 31, 2023, the Fund did not hold any exchange-traded call option contracts.

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

March 31, 2023 (Unaudited)

EXCHANGE-TRADED WRITTEN CALL OPTION CONTRACTS	Contracts	Notional Amount	Strike Price	Expiration Date	Value of Options
Call Option Contracts
Russell 2000 Index Option	1,150	$207,285,660	$1,200	06/16/2023	$70,052,250
S&P 500 Index Option	850	349,291,350	2,400	06/16/2023	146,135,400
Total Written Call Option Contracts (Premiums received $218,857,201)		$556,577,010			$216,187,650

The average monthly notional value of exchange-traded written call option contracts during the nine months ended March 31, 2023 was $526,540,528.

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

COMMON STOCKS - 77.9%	Shares	Value
Communications - 4.7%
Advertising & Marketing - 0.1%
Omnicom Group, Inc.	300	$28,302

Cable & Satellite - 0.6%
Comcast Corporation - Class A (a)	2,000	75,820
Sirius XM Holdings, Inc. (a)	20,000	79,400
		155,220
Entertainment Content - 0.9%
AMC Networks, Inc. - Class A (a) (b)	3,200	56,256
Electronic Arts, Inc.	200	24,090
Paramount Global - Class B (a)	4,000	89,240
Warner Bros. Discovery, Inc. (a) (b)	3,000	45,300
		214,886
Internet Media & Services - 1.5%
Alphabet, Inc. - Class C (a) (b)	1,000	104,000
CarGurus, Inc. (a) (b)	1,200	22,416
Meta Platforms, Inc. - Class A (a) (b)	500	105,970
Netflix, Inc. (a) (b)	200	69,096
Shutterstock, Inc. (a)	1,000	72,600
		374,082
Publishing & Broadcasting - 0.7%
Entravision Communications Corporation - Class A (a)	1,000	6,050
Gray Television, Inc. (a)	6,000	52,320
Nexstar Media Group, Inc. (a)	500	86,330
TEGNA, Inc.	1,000	16,910
		161,610
Telecommunications - 0.9%
AT&T, Inc. (a)	1,000	19,250
Lumen Technologies, Inc.	2,000	5,300
Verizon Communications, Inc. (a)	5,000	194,450
		219,000
Consumer Discretionary - 11.9%
Apparel & Textile Products - 0.4%
Carter's, Inc. (a)	1,000	71,920
Crocs, Inc. (a) (b)	100	12,644
Fossil Group, Inc. (a) (b)	800	2,560
		87,124
Automotive - 0.4%
BorgWarner, Inc.	500	24,555

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 77.9% (continued)	Shares	Value
Consumer Discretionary - 11.9% (continued)
Automotive - 0.4% (continued)
Ford Motor Company (a)	2,000	$25,200
Harley-Davidson, Inc. (a)	1,500	56,955
		106,710
Consumer Services - 0.5%
Franchise Group, Inc. (a)	500	13,625
Graham Holdings Company - Class B (a)	100	59,584
Perdoceo Education Corporation (a) (b)	3,000	40,290
Stride, Inc. (b)	400	15,700
		129,199
E-Commerce Discretionary - 0.8%
1-800-FLOWERS.COM, Inc. - Class A (a) (b)	3,000	34,500
Amazon.com, Inc. (a) (b)	600	61,974
Etsy, Inc. (a) (b)	1,000	111,330
		207,804
Home & Office Products - 0.5%
Hamilton Beach Brands Holding Company - Class A (a)	2,000	20,480
Tempur Sealy International, Inc. (a)	2,400	94,776
		115,256
Home Construction - 0.8%
Century Communities, Inc. (a)	1,000	63,920
Forestar Group, Inc. (a) (b)	1,000	15,560
Lennar Corporation - Class A	200	21,022
M/I Homes, Inc. (b)	300	18,927
Taylor Morrison Home Corporation (a) (b)	1,500	57,390
TRI Pointe Homes, Inc. (a) (b)	1,000	25,320
		202,139
Leisure Facilities & Services - 0.9%
Brinker International, Inc. (a) (b)	2,000	76,000
Dutch Brothers, Inc. (a) (b)	1,000	31,630
Starbucks Corporation (a)	600	62,478
Sweetgreen, Inc. - Class A (a) (b)	7,000	54,880
		224,988
Leisure Products - 1.2%
Brunswick Corporation (a)	500	41,000
LCI Industries (a)	400	43,948

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 77.9% (continued)	Shares	Value
Consumer Discretionary - 11.9% (continued)
Leisure Products - 1.2% (continued)
Mattel, Inc. (a) (b)	3,000	$55,230
Thor Industries, Inc. (a)	700	55,748
Winnebago Industries, Inc. (a)	1,000	57,700
YETI Holdings, Inc. (a) (b)	1,200	48,000
		301,626
Retail - Discretionary - 6.0%
AutoNation, Inc. (a) (b)	400	53,744
Best Buy Company, Inc. (a)	1,000	78,270
Big 5 Sporting Goods Corporation (a)	5,000	38,450
Buckle, Inc. (The) (a)	2,500	89,225
Chico's FAS, Inc. (a) (b)	3,000	16,500
Designer Brands, Inc. - Class A (a)	1,000	8,740
Dick's Sporting Goods, Inc. (a)	1,000	141,890
Duluth Holdings, Inc. - Class B (a) (b)	6,000	38,280
Express, Inc. (b)	10,000	7,883
Gap, Inc. (The) (a)	500	5,020
Genesco, Inc. (a) (b)	1,000	36,880
Hibbett, Inc. (a)	2,000	117,960
Home Depot, Inc. (The)	100	29,512
Kohl's Corporation (a)	2,500	58,850
Lowe's Companies, Inc.	100	19,997
lululemon athletica, inc. (a) (b)	300	109,257
Macy's, Inc. (a)	6,000	104,940
MarineMax, Inc. (a) (b)	2,000	57,500
Nordstrom, Inc. (a)	4,000	65,080
Sally Beauty Holdings, Inc. (a) (b)	6,000	93,480
Ulta Beauty, Inc. (a) (b)	200	109,134
Urban Outfitters, Inc. (a) (b)	2,000	55,440
Williams-Sonoma, Inc. (a)	800	97,328
Zumiez, Inc. (a) (b)	2,000	36,880
		1,470,240
Wholesale - Discretionary - 0.4%
Educational Development Corporation (b)	1,700	4,998
LKQ Corporation (a)	1,000	56,760
ScanSource, Inc. (b)	1,000	30,440
		92,198
Consumer Staples - 7.4%
Beverages - 0.2%
National Beverage Corporation (a) (b)	600	31,632

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 77.9% (continued)	Shares	Value
Consumer Staples - 7.4% (continued)
Beverages - 0.2% (continued)
PepsiCo, Inc.	100	$18,230
		49,862
Food - 1.8%
B&G Foods, Inc. (a)	4,000	62,120
Campbell Soup Company (a)	1,500	82,470
General Mills, Inc. (a)	800	68,368
Kellogg Company (a)	2,500	167,400
Kraft Heinz Company (The) (a)	1,500	58,005
Phibro Animal Health Corporation - Class A (a)	1,000	15,320
		453,683
Household Products - 0.7%
Colgate-Palmolive Company (a)	1,200	90,180
Energizer Holdings, Inc. (a)	1,000	34,700
Kimberly-Clark Corporation	300	40,266
		165,146
Retail - Consumer Staples - 3.2%
Albertsons Companies, Inc. - Class A (a)	4,000	83,120
Big Lots, Inc. (a)	1,500	16,440
BJ's Wholesale Club Holdings, Inc. (a) (b)	400	30,428
Ingles Markets, Inc. - Class A (a)	1,300	115,310
Kroger Company (The) (a)	2,500	123,425
Natural Grocers by Vitamin Cottage, Inc. (a)	3,000	35,250
Sprouts Farmers Market, Inc. (a) (b)	6,000	210,180
Target Corporation (a)	500	82,815
Walgreens Boots Alliance, Inc. (a)	3,000	103,740
		800,708
Wholesale - Consumer Staples - 1.5%
Andersons, Inc. (The) (a)	3,000	123,960
Archer-Daniels-Midland Company (a)	1,000	79,660
United Natural Foods, Inc. (a) (b)	6,000	158,100
		361,720
Energy - 4.3%
Oil & Gas Producers - 2.5%
APA Corporation (a)	3,000	108,180
California Resources Corporation (a)	2,500	96,250

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 77.9% (continued)	Shares	Value
Energy - 4.3% (continued)
Oil & Gas Producers - 2.5% (continued)
Callon Petroleum Company (a) (b)	1,000	$33,440
Cheniere Energy Partners, L.P. (a)	600	28,392
Civitas Resources, Inc. (a)	800	54,672
Coterra Energy, Inc. (a)	2,500	61,350
Exxon Mobil Corporation (a)	500	54,830
Matador Resources Company	50	2,383
Ovintiv, Inc. (a)	800	28,864
Range Resources Corporation (a)	800	21,176
SM Energy Company (a)	1,600	45,056
Vital Energy, Inc. (a) (b)	1,500	68,310
		602,903
Oil & Gas Services & Equipment - 0.2%
Nabors Industries Ltd. (a) (b)	400	48,764

Renewable Energy - 1.6%
Array Technologies, Inc. (a) (b)	5,000	109,400
Canadian Solar, Inc. (a) (b)	5,000	199,050
First Solar, Inc. (a) (b)	50	10,875
JinkoSolar Holding Company Ltd. - ADR (a) (b)	300	15,306
Shoals Technologies Group, Inc. - Class A (a) (b)	3,000	68,370
		403,001
Financials - 4.2%
Asset Management - 0.5%
Federated Hermes, Inc. (a)	1,400	56,196
Invesco Ltd. (a)	5,000	82,000
		138,196
Banking - 0.8%
Associated Banc-Corp (a)	1,000	17,980
Citizens Financial Group, Inc. (a)	1,594	48,410
Customers Bancorp, Inc. (a) (b)	2,500	46,300
Hope Bancorp, Inc. (a)	2,000	19,640
Kearny Financial Corporation (a)	3,000	24,360
New York Community Bancorp, Inc. (a)	4,000	36,160
Wells Fargo & Company	500	18,690
		211,540

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 77.9% (continued)	Shares	Value
Financials - 4.2% (continued)
Institutional Financial Services - 1.0%
Cboe Global Markets, Inc. (a)	600	$80,544
Evercore, Inc. - Class A (a)	1,000	115,380
StoneX Group, Inc. (a) (b)	400	41,412
		237,336
Insurance - 1.6%
Aflac, Inc. (a)	1,000	64,520
Allstate Corporation (The) (a)	1,000	110,810
Lincoln National Corporation (a)	1,000	22,470
Old Republic International Corporation (a)	2,500	62,425
Prudential Financial, Inc. (a)	200	16,548
Unum Group (a)	3,000	118,680
		395,453
Specialty Finance - 0.3%
American Express Company (a)	400	65,980

Health Care - 13.0%
Biotech & Pharma - 9.5%
AbbVie, Inc.	600	95,622
ACADIA Pharmaceuticals, Inc. (a) (b)	3,000	56,460
Alkermes plc (a) (b)	500	14,095
Amgen, Inc. (a)	500	120,875
Amneal Pharmaceuticals, Inc. (b)	5,000	6,950
Catalyst Pharmaceuticals, Inc. (a) (b)	3,000	49,740
Corcept Therapeutics, Inc. (a) (b)	3,600	77,976
CRISPR Therapeutics AG (a) (b)	600	27,138
Dynavax Technologies Corporation (a) (b)	4,000	39,240
Editas Medicine, Inc. (a) (b)	1,000	7,250
Eli Lilly & Company (a)	200	68,684
Exelixis, Inc. (a) (b)	5,000	97,050
Gilead Sciences, Inc. (a)	800	66,376
Halozyme Therapeutics, Inc. (a) (b)	1,500	57,285
Harmony Biosciences Holdings, Inc. (a) (b)	1,000	32,650
Incyte Corporation (a) (b)	1,500	108,405
Innoviva, Inc. (a) (b)	10,000	112,500
Intra-Cellular Therapies, Inc. (b)	500	27,075
Ironwood Pharmaceuticals, Inc. (a) (b)	6,000	63,120

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 77.9% (continued)	Shares	Value
Health Care - 13.0% (continued)
Biotech & Pharma - 9.5% (continued)
Jazz Pharmaceuticals plc (a) (b)	400	$58,532
Johnson & Johnson (a)	600	93,000
Merck & Company, Inc. (a)	800	85,112
Neurocrine Biosciences, Inc. (a) (b)	1,500	151,830
Pacira BioSciences, Inc. (a) (b)	1,800	73,458
Pfizer, Inc. (a)	4,000	163,200
Regeneron Pharmaceuticals, Inc. (a) (b)	300	246,501
Rigel Pharmaceuticals, Inc. (b)	6,000	7,920
Sage Therapeutics, Inc. (a) (b)	1,000	41,960
SIGA Technologies, Inc. (a)	1,000	5,750
Supernus Pharmaceuticals, Inc. (a) (b)	3,000	108,690
Vanda Pharmaceuticals, Inc. (a) (b)	6,000	40,740
Vertex Pharmaceuticals, Inc. (a) (b)	400	126,028
Viatris, Inc. (a)	2,000	19,240
		2,350,452
Health Care Facilities & Services - 2.6%
Cigna Group (The) (a)	500	127,765
CVS Health Corporation (a)	1,400	104,034
Fulgent Genetics, Inc. (a) (b)	500	15,610
HCA Healthcare, Inc. (a)	200	52,736
Laboratory Corporation of America Holdings (a)	300	68,826
Neuronetics, Inc. (b)	10,000	29,100
Patterson Companies, Inc. (a)	2,500	66,925
Quest Diagnostics, Inc. (a)	600	84,888
Universal Health Services, Inc. - Class B (a)	800	101,680
		651,564
Medical Equipment & Devices - 0.9%
Co-Diagnostics, Inc. (b)	1,000	1,480
Hologic, Inc. (a) (b)	400	32,280
Illumina, Inc. (b)	200	46,510
Inogen, Inc. (a) (b)	1,500	18,720
QuidelOrtho Corporation (a) (b)	200	17,818
Shockwave Medical, Inc. (a) (b)	200	43,366

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 77.9% (continued)	Shares	Value
Health Care - 13.0% (continued)
Medical Equipment & Devices - 0.9% (continued)
Waters Corporation (a) (b)	200	$61,926
		222,100
Industrials - 7.6%
Commercial Support Services - 0.7%
AMN Healthcare Services, Inc. (b)	200	16,592
ASGN, Inc. (a) (b)	500	41,335
H&R Block, Inc. (a)	2,500	88,125
Robert Half International, Inc.	500	40,285
		186,337
Diversified Industrials - 0.5%
3M Company (a)	1,300	136,643

Electrical Equipment - 1.8%
Advanced Energy Industries, Inc. (a)	1,200	117,600
Alarm.com Holdings, Inc. (b)	500	25,140
Atkore, Inc. (a) (b)	700	98,336
BWX Technologies, Inc. (a)	800	50,432
Carrier Global Corporation (a)	500	22,875
Keysight Technologies, Inc. (a) (b)	500	80,740
OSI Systems, Inc. (a) (b)	400	40,944
WidePoint Corporation (b)	800	1,448
		437,515
Industrial Intermediate Products - 0.1%
Proto Labs, Inc. (a) (b)	1,000	33,150

Industrial Support Services - 0.4%
MSC Industrial Direct Company, Inc. - Class A (a)	500	42,000
WESCO International, Inc. (a)	300	46,362
		88,362
Machinery - 0.2%
Evoqua Water Technologies Corporation (b)	100	4,972
Stanley Black & Decker, Inc. (a)	500	40,290
		45,262
Transportation & Logistics - 3.5%
C.H. Robinson Worldwide, Inc. (a)	1,800	178,866
Expeditors International of Washington, Inc. (a)	1,000	110,120
FedEx Corporation (a)	800	182,792

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 77.9% (continued)	Shares	Value
Industrials - 7.6% (continued)
Transportation & Logistics - 3.5% (continued)
Heartland Express, Inc.	1,000	$15,920
Knight-Swift Transportation Holdings, Inc. (a)	2,500	141,450
Landstar System, Inc. (a)	300	53,778
Matson, Inc. (a)	1,000	59,670
United Parcel Service, Inc. - Class B (a)	600	116,394
		858,990
Transportation Equipment - 0.4%
Allison Transmission Holdings, Inc. (a)	2,000	90,480

Materials - 8.0%
Chemicals - 3.3%
AdvanSix, Inc. (a)	2,500	95,675
CF Industries Holdings, Inc. (a)	1,500	108,735
Chemours Company (The) (a)	3,000	89,820
Ingevity Corporation (a) (b)	1,000	71,520
Intrepid Potash, Inc. (a) (b)	800	22,080
Kronos Worldwide, Inc. (a)	2,000	18,420
LyondellBasell Industries N.V. - Class A (a)	1,500	140,835
Mosaic Company (The) (a)	3,000	137,640
Westlake Corporation (a)	1,000	115,980
		800,705
Containers & Packaging - 1.0%
Berry Global Group, Inc. (a)	2,000	117,800
Greif, Inc. - Class A (a)	1,500	95,055
International Paper Company (a)	1,000	36,060
		248,915
Forestry, Paper & Wood Products - 0.4%
Boise Cascade Company (a)	1,500	94,875

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 77.9% (continued)	Shares	Value
Materials - 8.0% (continued)
Metals & Mining - 2.7%
Agnico Eagle Mines Ltd. (a)	2,000	$101,940
AngloGold Ashanti Ltd. - ADR	2,500	60,475
Barrick Gold Corporation (a)	8,000	148,560
Encore Wire Corporation (a)	300	55,599
Freeport-McMoRan, Inc.	800	32,728
Kinross Gold Corporation (a)	4,000	18,840
Newmont Corporation (a)	3,000	147,060
Royal Gold, Inc. (a)	400	51,884
Wheaton Precious Metals Corporation (a)	1,000	48,160
		665,246
Steel - 0.6%
Nucor Corporation (a)	600	92,682
Worthington Industries, Inc. (a)	1,000	64,650
		157,332
Real Estate - 0.1% (c)
Real Estate Services - 0.0% (c)
Jones Lang LaSalle, Inc. (a) (b)	100	14,549

Technology - 16.2%
Semiconductors - 5.0%
Alpha & Omega Semiconductor Ltd. (a) (b)	3,000	80,850
Amkor Technology, Inc. (a)	3,000	78,060
Applied Materials, Inc.	200	24,566
Axcelis Technologies, Inc. (b)	600	79,950
Broadcom, Inc. (a)	100	64,154
Cirrus Logic, Inc. (a) (b)	500	54,690
Intel Corporation (a)	6,000	196,020
IPG Photonics Corporation (a) (b)	400	49,324
KLA Corporation (a)	200	79,834
Kulicke & Soffa Industries, Inc. (a)	1,200	63,228
NXP Semiconductors N.V. (a)	200	37,295
Photronics, Inc. (a) (b)	8,000	132,640
QUALCOMM, Inc. (a)	1,200	153,096
Semtech Corporation (b)	2,000	48,280
Skyworks Solutions, Inc. (a)	200	23,596

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 77.9% (continued)	Shares	Value
Technology - 16.2% (continued)
Semiconductors - 5.0% (continued)
Vishay Intertechnology, Inc. (a)	2,500	$56,550
		1,222,133
Software - 2.8%
Akamai Technologies, Inc. (a) (b)	1,300	101,790
Calix, Inc. (b)	600	32,154
Ebix, Inc. (a)	3,400	44,846
Microsoft Corporation	50	14,415
Qualys, Inc. (a) (b)	1,000	130,020
SS&C Technologies Holdings, Inc. (a)	500	28,235
Tenable Holdings, Inc. (b)	500	23,755
VMware, Inc. - Class A (a) (b)	1,400	174,790
YEXT, Inc. (b)	2,000	19,220
Ziff Davis, Inc. (a) (b)	1,000	78,050
Zoom Video Communications, Inc. - Class A (b)	500	36,920
		684,195
Technology Hardware - 5.8%
Apple, Inc.	50	8,245
Arista Networks, Inc. (b)	300	50,358
Arrow Electronics, Inc. (b)	300	37,461
Avnet, Inc. (a)	3,000	135,600
Cambium Networks Corporation (b)	500	8,860
Ciena Corporation (a) (b)	2,000	105,040
Cisco Systems, Inc. (a)	1,000	52,275
Clearfield, Inc. (a) (b)	2,500	116,450
CommScope Holding Company, Inc. (a) (b)	4,000	25,480
Corning, Inc. (a)	1,500	52,920
F5, Inc. (a) (b)	750	109,268
HP, Inc. (a)	5,000	146,750
Jabil, Inc. (a)	400	35,264
Juniper Networks, Inc. (a)	5,000	172,099
Lumentum Holdings, Inc. (a) (b)	300	16,203
NetApp, Inc. (a)	2,000	127,700
Super Micro Computer, Inc. (a) (b)	800	85,240
Turtle Beach Corporation (a) (b)	5,000	50,100
Ubiquiti, Inc. (a)	400	108,676
		1,443,989

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 77.9% (continued)	Shares	Value
Technology - 16.2% (continued)
Technology Services - 2.6%
Block, Inc. - Class A (a) (b)	400	$27,460
Cognizant Technology Solutions Corporation - Class A (a)	3,000	182,790
EPAM Systems, Inc. (a) (b)	600	179,400
FactSet Research Systems, Inc. (a)	50	20,755
FleetCor Technologies, Inc. (b)	100	21,085
Infosys Ltd. - ADR (a)	6,000	104,640
Maximus, Inc.	400	31,480
PayPal Holdings, Inc. (a) (b)	1,000	75,940
		643,550
Utilities - 0.6%
Electric Utilities - 0.6%
NRG Energy, Inc. (a)	3,000	102,870
Vistra Energy Corporation (a)	2,000	48,000
		150,870

Total Common Stocks (Cost $20,359,249)		$19,251,890

U.S. TREASURY OBLIGATIONS - 22.6%	Par Value	Value
U.S. Treasury Bills (d) - 8.1%
4.511%, due 05/02/2023	$2,000,000	$1,992,605

U.S. Treasury Inflation-Protected Notes - 6.6%
0.500%, due 04/15/2024	593,100	583,815
0.125%, due 04/15/2027	529,790	504,651
0.125%, due 01/15/2031	574,480	531,141
		1,619,607
U.S. Treasury Notes - 7.9%
0.125%, due 04/15/2026	1,140,490	1,094,498
1.500%, due 01/31/2027	500,000	459,883
0.625%, due 08/15/2030	500,000	407,236
		1,961,617

Total U.S. Treasury Obligations (Cost $5,774,970)		$5,573,829

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

WARRANTS - 0.0% (c)	Shares	Value
Energy - 0.0% (c)
Oil & Gas Services & Equipment - 0.0% (c)
Nabors Industries Ltd., expires 06/11/2026 (Cost $0)	240	$4,500

EXCHANGE-TRADED PUT OPTION CONTRACTS - 0.6%	Contracts	Notional Amount	Value
Russell 2000 Index Option, 06/16/2023 at $1,600	37	$6,669,191	$85,211
S&P 500 Index Option, 06/16/2023 at $3,600	27	11,095,137	68,364
Total Put Option Contracts (Cost $204,585)		$17,764,328	$153,575

Total Investments at Value - 101.1% (Cost $26,338,804)			$24,983,794

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 7.9%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 4.71% (e) (Cost $1,941,237)	1,941,237	$1,941,237

Total Investments and Money Market Funds at Value - 109.0% (Cost $28,280,041)		$26,925,031

Written Call Option Contracts - (9.6%)		(2,361,520)

Other Assets in Excess of Liabilities - 0.6%		138,303

Net Assets - 100.0%		$24,701,814

ADR  - American Depositary Receipt.

(a)	All or portion of the security is used as collateral to cover written call options. The total value of the securities held as collateral as of March 31, 2023 was $18,075,719.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(e)	The rate shown is the 7-day effective yield as of March 31, 2023.

The average monthly notional value of exchange-traded put option contracts during the nine months ended March 31, 2023 was $17,297,046.

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

March 31, 2023 (Unaudited)

EXCHANGE-TRADED WRITTEN CALL OPTION CONTRACTS	Contracts	Notional Amount	Strike Price	Expiration Date	Value of Options
Call Option Contracts
Russell 2000 Index Option	37	$6,669,191	$1,600	06/16/2023	$865,504
S&P 500 Index Option	27	11,095,137	3,600	06/16/2023	1,496,016

Total Written Call Option Contracts (Premiums received $2,537,054)		$17,764,328			$2,361,520

The average monthly notional value of exchange-traded written call option contracts during the nine months ended March 31, 2023 was $17,253,102.

HUSSMAN STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

COMMON STOCKS - 21.4%	Shares	Value
Energy - 3.1%
Oil & Gas Producers - 3.1%
APA Corporation	15,000	$540,900
California Resources Corporation	15,000	577,500
Callon Petroleum Company (a)	30,000	1,003,200
Cheniere Energy Partners, L.P.	18,000	851,760
Coterra Energy, Inc.	30,000	736,200
DT Midstream, Inc.	500	24,685
Range Resources Corporation	24,000	635,280
SM Energy Company	40,000	1,126,400
Vital Energy, Inc. (a)	30,000	1,366,200
		6,862,125
Industrials - 0.4%
Electrical Equipment - 0.4%
BWX Technologies, Inc.	15,000	945,600

Materials - 15.8%
Construction Materials - 0.5%
MDU Resources Group, Inc.	35,000	1,066,800

Metals & Mining - 15.3%
Agnico Eagle Mines Ltd.	90,000	4,587,300
Alamos Gold, Inc. - Class A	50,000	611,500
AngloGold Ashanti Ltd. - ADR	112,500	2,721,375
B2Gold Corporation	750,000	2,955,000
Barrick Gold Corporation	360,000	6,685,200
Coeur Mining, Inc. (a)	120,000	478,800
Compania de Minas Buenaventura S.A.A. - ADR	60,000	490,800
Freeport-McMoRan, Inc.	36,000	1,472,760
Kinross Gold Corporation	180,000	847,800
Newmont Corporation	135,000	6,617,700
Pan American Silver Corporation	40,000	728,000
Royal Gold, Inc.	18,000	2,334,780
Wheaton Precious Metals Corporation	45,000	2,167,200
Yamana Gold, Inc.	240,000	1,404,000
		34,102,215
Utilities - 2.1%
Electric Utilities - 1.6%
AES Corporation (The)	1,000	24,080

HUSSMAN STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 21.4% (continued)	Shares	Value
Utilities - 2.1% (continued)
Electric Utilities - 1.6% (continued)
ALLETE, Inc.	1,000	$64,370
Ameren Corporation	100	8,639
American Electric Power Company, Inc.	100	9,099
Avangrid, Inc.	1,000	39,880
Avista Corporation	1,000	42,450
Black Hills Corporation	500	31,550
Consolidated Edison, Inc.	1,000	95,670
Dominion Energy, Inc.	500	27,955
DTE Energy Company	100	10,954
Duke Energy Corporation	500	48,235
Edison International	500	35,295
Entergy Corporation	500	53,870
Exelon Corporation	1,000	41,890
FirstEnergy Corporation	1,000	40,060
Hawaiian Electric Industries, Inc.	1,000	38,400
NorthWestern Corporation	1,000	57,860
NRG Energy, Inc.	75,000	2,571,750
Otter Tail Corporation	1,000	72,270
Pinnacle West Capital Corporation	1,000	79,240
Portland General Electric Company	1,000	48,890
PPL Corporation	1,000	27,790
Public Service Enterprise Group, Inc.	500	31,225
Southern Company (The)	500	34,790
		3,536,212
Gas & Water Utilities - 0.5%
Global Water Resources, Inc.	1,000	12,430
UGI Corporation	30,000	1,042,800
		1,055,230

Total Common Stocks (Cost $44,191,750)		$47,568,182

HUSSMAN STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (continued)

EXCHANGE-TRADED FUNDS - 3.0%	Shares	Value
Invesco CurrencyShares British Pound Sterling Trust	20,000	$2,374,570
Invesco CurrencyShares Euro Currency Trust	25,000	2,504,750
Invesco CurrencyShares Japanese Yen Trust (a)	25,000	1,753,360
Total Exchange-Traded Funds (Cost $6,723,234)		$6,632,680

U.S. TREASURY OBLIGATIONS - 72.8%	Par Value	Value
U.S. Treasury Bills (b) - 3.6%
4.511%, due 05/02/2023	$8,000,000	$7,970,420

U.S. Treasury Inflation-Protected Notes - 31.0%
0.500%, due 04/15/2024	11,862,000	11,676,304
0.125%, due 04/15/2026	11,404,900	10,944,977
0.125%, due 04/15/2027	10,595,800	10,093,016
2.500%, due 01/15/2029	13,930,800	14,917,691
0.125%, due 01/15/2030	11,625,000	10,837,262
0.125%, due 01/15/2031	11,489,600	10,622,823
		69,092,073
U.S. Treasury Notes - 38.2%
2.000%, due 05/31/2024	25,000,000	24,301,758
1.375%, due 01/31/2025	15,000,000	14,272,266
2.125%, due 05/31/2026	10,000,000	9,499,609
1.500%, due 08/15/2026	25,000,000	23,190,430
1.500%, due 01/31/2027	5,000,000	4,598,828
2.250%, due 11/15/2027	10,000,000	9,399,414
		85,262,305

Total U.S. Treasury Obligations (Cost $168,058,277)		$162,324,798

WARRANTS - 0.1%	Shares	Value
Energy - 0.1%
Oil & Gas Services & Equipment - 0.1%
Nabors Industries Ltd., expires 06/11/2026 (Cost $0)	8,000	$150,000

Total Investments at Value - 97.3% (Cost $218,973,261)		$216,675,660

HUSSMAN STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 2.6%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 4.71% (c) (Cost $5,869,007)	5,869,007	$5,869,007

Total Investments and Money Market Funds at Value - 99.9% (Cost $224,842,268)		$222,544,667

Other Assets in Excess of Liabilities - 0.1%		333,557

Net Assets - 100.0%		$222,878,224

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(c)	The rate shown is the 7-day effective yield as of March 31, 2023.

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

COMMON STOCKS - 92.6%	Shares	Value
Australia - 6.8%
Accent Group Ltd.	52,000	$82,849
Aurizon Holdings Ltd.	20,000	45,053
Australian Clinical Labs Ltd.	20,000	47,319
BHP Group Ltd.	3,000	94,854
Clinuvel Pharmaceuticals Ltd.	5,000	65,008
Harvey Norman Holdings Ltd.	24,000	57,768
IPH Ltd.	10,000	49,876
IRESS Ltd.	9,000	60,213
JB Hi-Fi Ltd.	3,800	108,464
Sandfire Resources Ltd. (a)	10,000	42,453
SG Fleet Group Ltd.	32,000	44,431
SmartGroup Corporation Ltd.	10,000	43,072
Sonic Healthcare Ltd.	2,000	46,892
Strabag SE	2,000	85,584
Super Retail Group Ltd.	9,000	76,124
		949,960
Austria - 1.1%
OMV AG	1,900	87,272
Telekom Austria AG	9,000	67,849
		155,121
Belgium - 3.7%
Ackermans & van Haaren N.V.	400	65,949
Bekaert S.A.	1,500	67,764
bpost S.A.	10,000	57,033
Econocom Group S.A./N.V.	28,000	89,938
Etablissements Franz Colruyt N.V.	1,500	43,968
Proximus SADP	3,000	29,016
Telenet Group Holding N.V.	2,600	59,138
Van de Velde N.V.	2,500	98,167
		510,973
Canada - 9.6%
Alimentation Couche-Tard, Inc.	1,800	90,498
BRP, Inc.	500	39,126
Canada Goose Holdings, Inc. (a)	1,800	34,614
Canadian Western Bank	4,000	73,280
Celestica, Inc. (a)	7,000	90,276
CI Financial Corporation	7,100	67,138
Cogeco Communications, Inc.	1,600	77,933
Dollarama, Inc.	1,700	101,596
Eldorado Gold Corporation (a)	4,000	41,435

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 92.6% (continued)	Shares	Value
Canada - 9.6% (continued)
Great-West Lifeco, Inc.	4,300	$113,965
IGM Financial, Inc.	2,000	59,770
Kinross Gold Corporation	2,000	9,412
Manulife Financial Corporation	3,000	55,049
North West Company, Inc. (The)	2,500	69,903
Parex Resources, Inc.	3,200	59,524
Power Corporation of Canada	3,000	76,669
Spin Master Corporation	3,000	83,395
Stelco Holdings, Inc.	1,300	50,345
Sun Life Financial, Inc.	1,500	70,077
Tourmaline Oil Corporation	1,000	41,671
Transcontinental, Inc. - Class A	3,000	31,143
		1,336,819
Denmark - 1.1%
Demant A/S (a)	2,800	98,302
Orsted A/S	700	59,690
		157,992
France - 7.7%
ALD S.A.	9,500	111,385
Carrefour S.A.	4,700	95,042
Eurofins Scientific SE	600	40,184
Eutelsat Communications S.A.	8,000	53,399
Ipsen S.A.	1,000	110,134
Mercialys S.A.	10,600	108,320
Metropole Television S.A.	6,500	105,447
Orange S.A.	9,800	116,449
Publicis Groupe S.A.	300	23,423
Sanofi	1,000	108,500
Société BIC S.A.	1,900	119,871
Television Francaise 1 S.A.	10,000	88,354
		1,080,508
Germany - 8.5%
BASF SE	2,000	105,018
Bayerische Motoren Werke AG	1,400	153,469
CropEnergies AG	7,500	92,247
Daimler Truck Holding AG (a)	3,300	111,394
Deutsche Post AG	1,500	70,268
Deutsche Telekom AG	4,000	96,949
E.ON SE	10,000	124,772
Fresenius Medical Care AG & Company KGaA	2,000	84,905

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 92.6% (continued)	Shares	Value
Germany - 8.5% (continued)
Fresenius SE & Company KGaA	4,200	$113,436
Hornbach Holding AG & Company KGaA	500	40,026
Mercedes-Benz Group AG	800	61,535
ProSiebenSat.1 Media SE	7,500	76,412
Volkswagon AG	300	51,468
		1,181,899
Israel - 0.7%
Plus500 Ltd.	5,000	104,369

Italy - 2.4%
A2A S.p.A.	67,000	106,941
Hera S.p.A.	18,000	50,891
Leonardo S.p.A.	8,500	99,704
RAI Way S.p.A. (a)	13,000	78,268
		335,804
Japan - 22.4%
Asahi Company Ltd.	7,000	71,591
Belluna Company Ltd.	11,500	61,001
Canon, Inc.	4,500	100,220
CMIC Holdings Company Ltd.	5,000	78,266
Daito Trust Construction Company Ltd.	500	49,818
Daiwabo Holdings Company Ltd.	2,000	33,035
Enigmo, Inc.	10,500	39,730
eRex Company Ltd.	5,500	76,340
Feed One Company Ltd.	3,000	15,314
Fixstars Corporation (a)	10,000	112,175
Hokkaido Electric Power Company, Inc. (a)	20,000	73,401
Honda Motor Company Ltd.	4,000	105,811
IBJ, Inc.	9,000	47,953
Japan Post Insurance Company Ltd.	2,000	31,174
Kaga Electronics Company Ltd.	4,000	151,913
Kohnan Shoji Company Ltd.	3,000	73,573
Komeri Company Ltd.	4,500	92,957
Konica Minolta, Inc.	5,000	21,537
KYB Corporation	1,800	54,745
Mitsubishi Corporation	3,300	118,597
Mitsui-Soko Holdings Company Ltd.	2,000	59,415
Mizuho Leasing Company Ltd.	1,800	47,760
NGK Insulators Ltd.	5,500	72,937

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 92.6% (continued)	Shares	Value
Japan - 22.4% (continued)
Nintendo Company Ltd.	3,050	$118,474
Nissha Company Ltd.	3,000	42,327
Nisso Corporation	6,000	32,282
Niterra Company Ltd.	4,000	82,777
Panasonic Holdings Corporation	5,000	44,738
Pharma Foods International Company Ltd.	2,000	21,489
RAIZNEXT Corporation	2,500	27,525
Rakuten Group, Inc.	5,000	23,320
Rengo Company Ltd.	6,500	42,220
Shimamura Company Ltd.	400	40,715
Square Enix Holdings Company Ltd.	1,000	48,059
Sugi Holdings Company Ltd.	600	25,792
Sumitomo Chemical Company Ltd.	13,500	45,457
Sumitomo Rubber Industries Ltd.	4,000	36,192
Sundrug Company Ltd.	4,000	109,747
Takasago International Corporation	4,000	79,178
Takeda Pharmaceutical Company Ltd.	2,500	82,114
TDK Corporation	3,100	111,285
TerraSky Company Ltd. (a)	1,800	24,966
Tomoku Company Ltd.	3,000	36,227
Towa Pharmaceutical Company Ltd.	5,500	78,766
Toyota Motor Corporation	5,000	71,181
Transcosmos, Inc.	2,000	47,475
Trend Micro, Inc.	1,000	49,063
Wacom Company Ltd.	24,000	125,727
World Holdings Company Ltd.	2,500	48,536
Z Holdings Corporation	16,000	45,370
		3,130,265
Luxembourg - 1.8%
Aperam S.A.	1,500	55,967
RTL Group S.A.	2,450	120,720
SES S.A.	12,000	78,795
		255,482
Netherlands - 2.4%
ASR Nederland N.V.	1,300	51,737
Koninklijke Ahold Delhaize N.V.	1,500	51,258
NN Group N.V.	2,000	72,634
OCI N.V.	2,500	84,767
Universal Music Group N.V.	3,000	75,990
		336,386

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 92.6% (continued)	Shares	Value
New Zealand - 0.2%
KMD Brands Ltd.	40,000	$27,538

Norway - 1.9%
Elkem ASA	24,000	81,592
Europris ASA	12,000	83,365
Yara International ASA	2,300	100,001
		264,958
Portugal - 2.8%
Navigator Company S.A. (The)	25,000	89,393
NOS SGPS S.A.	17,500	80,001
Semapa-Sociedade de Investimento e Gestao	7,600	112,758
Sonae SGPS S.A.	95,000	103,687
		385,839
Spain - 5.8%
ACS Actividades de Construccion y Servicios S.A.	3,000	95,568
Atresmedia Corporacion de Medios de Comunicacion S.A.	23,000	86,784
Faes Farma S.A.	25,000	85,472
Indra Sistemas S.A.	9,000	121,836
Laboratorios Farmaceuticos Rovi S.A.	900	37,585
Mapfre S.A.	30,000	60,473
Mediaset Espana Comunicacion S.A. (a)	24,000	78,360
Neinor Homes S.A.	8,000	78,486
Pharma Mar S.A.	1,000	47,977
Prosegur Cia de Seguridad S.A.	25,000	49,597
Telefonica S.A.	15,000	64,615
		806,753
Sweden - 3.2%
Clas Ohlson AB - B Shares	10,000	74,293
H & M Hennes & Mauritz AB - B Shares	6,000	85,780
Hexpol AB	10,000	123,862
MEKO AB	9,500	112,983
Swedish Orphan Biovitrum AB (a)	2,400	55,918
		452,836
Switzerland - 3.0%
Logitech International S.A.	500	29,189
Novartis AG	1,500	137,753
Roche Holdings AG	450	128,608

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 92.6% (continued)	Shares	Value
Switzerland - 3.0% (continued)
Sonova Holding AG	200	$59,009
UBS Group AG	3,000	63,494
		418,053
United Kingdom - 7.5%
Airtel Africa plc	30,000	39,359
B & M European Value Retail S.A.	17,500	104,267
BT Group plc	30,000	54,043
Domino's Pizza Group plc	20,000	70,525
GSK plc	7,000	123,692
Haleon plc	7,000	27,809
Halfords Group plc	25,000	53,911
Hikma Pharmaceuticals plc	2,000	41,457
IG Group Holdings plc	11,000	94,930
International Distributions Services plc	16,000	44,309
Johnson Matthey plc	3,000	73,553
Luceco plc	15,000	22,650
Reckitt Benckiser Group plc	800	60,866
Rio Tinto plc	1,200	81,458
Serco Group plc	32,000	60,558
SThree plc	5,000	25,691
Tesco plc	15,000	49,179
Watkins Jones plc	20,000	21,910
		1,050,167

Total Common Stocks (Cost $14,209,085)		$12,941,722

PUT OPTION CONTRACTS - 1.2%	Contracts	Notional Amount	Value
S&P 500 Index Option, 05/19/2023 at $4,200 (Cost $267,136)	12	$4,931,172	$165,804

Total Investments at Value - 93.8% (Cost $14,476,221)			$13,107,526

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 4.4%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 4.71% (b) (Cost $620,746)	620,746	$620,746

Total Investments and Money Market Funds at Value - 98.2% (Cost $15,096,967)		$13,728,272

Other Assets in Excess of Liabilities - 1.8%		257,410

Net Assets - 100.0%		$13,985,682

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2023.

The average monthly notional value of exchange-traded put option contracts during the nine months ended March 31,2023 was $4,659,305.

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2023 (Unaudited)

Common Stocks by Sector/Industry	% of Net Assets
Communications - 12.1%
Advertising & Marketing	0.2%
Cable & Satellite	2.1%
Diversified Telecommunication Services	0.7%
Entertainment Content	1.4%
Internet Media & Services	0.7%
Publishing & Broadcasting	4.0%
Telecommunications	3.0%
Consumer Discretionary - 17.0%
Apparel & Textile Products	1.1%
Automotive	5.3%
Home & Office Products	0.9%
Leisure Facilities & Services	0.5%
Leisure Products	0.9%
Retail - Discretionary	6.0%
Wholesale - Discretionary	2.3%
Consumer Staples - 8.9%
Food	0.1%
Household Products	0.4%
Retail - Consumer Staples	7.5%
Wholesale - Consumer Staples	0.9%
Energy - 2.0%
Oil & Gas Producers	1.3%
Renewable Energy	0.7%
Financials - 7.8%
Asset Management	1.4%
Banking	0.5%
Institutional Financial Services	0.7%
Insurance	3.8%
Specialty Finance	1.4%
Health Care - 12.0%
Biotech & Pharma	8.8%
Health Care Facilities & Services	2.1%
Medical Equipment & Devices	1.1%

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

Common Stocks by Sector/Industry	% of Net Assets
Industrials - 9.3%
Aerospace & Defense	0.7%
Commercial Support Services	2.3%
Electrical Equipment	0.1%
Engineering & Construction	2.0%
Industrial Intermediate Products	1.4%
Transportation & Logistics	2.0%
Transportation Equipment	0.8%
Materials - 8.8%
Chemicals	4.1%
Containers & Packaging	0.6%
Forestry, Paper & Wood Products	1.4%
Metals & Mining	1.9%
Steel	0.8%
Real Estate - 1.8%
Real Estate Owners & Developers	0.7%
Real Estate Services	0.3%
REITs	0.8%
Technology - 9.4%
Software	1.7%
Technology Hardware	6.0%
Technology Services	1.7%
Utilities - 3.5%
Electric & Gas Marketing & Trading	0.4%
Electric Utilities	3.1%
92.6%

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF FUTURES CONTRACTS SOLD SHORT

March 31, 2023 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Notional Amount	Value/Unrealized Depreciation*
FINANCIAL FUTURES
Mini MSCI EAFE Index Future	75	06/16/2023	$7,861,875	$(198,810)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date that contracts were opened through March 31, 2023.

The average monthly notional value of futures contracts sold short during the period ended March 31, 2023 was $7,699,339.